Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15:- SUBSEQUENT EVENTS

During January through March 2025, the Company issued 122,744,700 ordinary shares for net proceeds of $655 through its ATM.

On April 6, 2025, the Company’s board of directors approved the issuance of 30,000,000 ordinary shares to a consultant.